Share-Based Compensation (Details) ¥ in Thousands				12 Months Ended
	Oct. 13, 2020 shares	Sep. 01, 2020 shares	Sep. 19, 2019 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
2019 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Granted share	191,062	1,843,899	13,870,231
Award option vested description				For type 1, 100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO.For type 2, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 50% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO.For type 3, 50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO.For type 4, 50% of the awarded options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 30% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the third anniversary date of the Company’s IPO.On September 1,2020, The vesting schedule of the award options for certain employees and non-employees has been changed from “50% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO; 30% of the options shall vest and become exercisable on the first anniversary date of the Company’s IPO; 20% of the options shall vest and become exercisable on the second anniversary date of the Company’s IPO”(Type 3) to “100% of the awarded options shall vest and become exercisable upon the date of the Company’s IPO”(Type 1).
2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
SPAC transaction description				the SPAC Transaction, the Company adopted the 2020 Plan on November 17, 2020 (the “Replacement Date”), which is also the effective date of the SAPC Transaction to assume and replace the 2019 Plan. The Company rolled over options granted under the 2019 Plan with nearly the same terms. One option granted under the 2019 Plan was assumed and replaced by 0.4783 option under the 2020 Plan and the exercise price of the options was increased from $0.0001 per share to $0.00021 (0.0001 divided by 0.4783) per share.
Price per share (in Dollars per share) | $ / shares					$ 6.32
Unrecognized compensation cost related to unvested share options (in Yuan Renminbi) | ¥				¥ 209,209
Weighted average period				2 years 3 months 25 days
Earn-out compensation from SPAC transaction description				In connection with SPAC Transaction, 4.0 million Earnout Shares were granted to certain shareholders of Ucommune Group as disclosed in Note 1 (b).
Class A Ordinary Shares [Member] | 2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Issuance of shares				7,188,661